Acquisitions and Other Agreements - Summary of Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Date (Detail) In Millions, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Uteron Pharma, SA [Member] USD ($)	Jan. 23, 2013 Uteron Pharma, SA [Member] USD ($)	Oct. 02, 2013 Warner Chilcott [Member] USD ($)	Oct. 02, 2013 Warner Chilcott [Member] IPR&D [Member] USD ($)	Oct. 02, 2013 Warner Chilcott [Member] Marketed Products [Member] USD ($)	Oct. 31, 2012 Actavis Group [Member] USD ($)	Oct. 31, 2012 Actavis Group [Member] IPR&D [Member] USD ($)	Oct. 31, 2012 Actavis Group [Member] Marketed Products [Member] USD ($)	Oct. 31, 2012 Actavis Group [Member] Intangible Assets Other than IPR&D [Member] USD ($)	May 25, 2011 Specifar [Member] USD ($)	Jan. 31, 2012 Ascent [Member] USD ($)	Jan. 24, 2012 Ascent [Member] USD ($)	Jan. 24, 2012 Ascent [Member] AUD
Business Acquisition [Line Items]
Cash and cash equivalents					$ 179.5			$ 110.5				$ 0.6		$ 9.1
Accounts receivable				1.6	306.1			527.9				20.6		29.7
Inventories					532.5			680.1				27.1		27.2
Other current assets				1.2	83.4			274.7				9.3		3.3
Property, plant & equipment				5.7	220.0			763.0				65.1		4.4
Other long-term assets				0.5	1.2			16.9
IPR&D intangible assets				250.0		1,708.0			272.9			164.3
Intangible assets					4,729.0	1,708.0	3,021.0	2,540.9	272.9	1,697.6	2,268.0	265.1	192.6	192.6
Goodwill	8,197.6	4,854.2		26.4	3,992.9			2,868.8				195.1		214.3
Other assets												5.6
Current liabilities				(8.0)	(670.1)			(1,365.5)				(28.4)		(35.7)
Long-term deferred tax and other tax liabilities				(82.5)				(735.5)				(94.6)		(51.8)
Deferred tax liabilities, net					(40.6)
Contingent consideration			(43.4)	(43.4)								(35.5)
Long-term debt				(5.2)				(14.1)				(27.9)		(0.1)
Other long-term liabilities				(4.3)	(99.6)			(176.0)				(42.4)		(0.4)
Noncontrolling interests								(21.9)
Outstanding indebtedness					(3,400.4)
Net assets acquired				$ 142.0	$ 5,833.9			$ 5,469.8				$ 559.5		$ 392.6	376.6